Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity
11.	Stockholders’ Equity

Founder Preferred Stock

The “Founder Preferred Stock” consists of Series A Founder Preferred Stock and Series B Founder Preferred Stock.

Series A Founder Preferred Stock

In connection with Landscape raising approximately $500.0 million before expenses through its initial placement of Ordinary Shares and Warrants in November 2017, the Company issued a total of 1,600,000 shares of Series A Founder Preferred Stock, no par value, to certain founders of Landscape, which were converted into 1,600,000 shares of Series A Founder Preferred Stock, par value $0.0001 per share (“Series A Founder Preferred Stock”) in connection with the Domestication. Each holder of Series A Founder Preferred Stock is entitled to a number of votes equal to the number of Class A Shares into which each share of Series A Founder Preferred Stock could then be converted, on all matters on which stockholders are generally entitled to vote. There is no restriction on the repurchase or redemption by the Company of the Series A Founder Preferred Stock. In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, the holders of the Series A Founder Preferred Stock shall have the right to a pro rata share (together with holders of Class A Common Stock) in the distribution of the surplus assets of the Company.

In addition to providing long-term capital, the Series A Founder Preferred Stock were issued to have the effect of incentivizing the holders to achieve the Company’s objectives. As described below, they are structured to provide a return based on the future appreciation of the market value of the Class A Shares.

Upon the closing of the Transaction and if the average price per Class A Share for any ten consecutive trading days is at least $11.50, a holder of Series A Founder Preferred Stock will be entitled to receive, when, as and if declared by the Company’s Board of Directors (the “Board”), and payable in preference and priority to the declaration or payment of any dividends on the Class A Shares or any other junior stock, a cumulative annual dividend. Such dividend will be payable in Class A Shares or cash, in the sole discretion of the Board. In the first year in which such dividend becomes payable, such dividend will be equal in value to (i) 20% of the increase in the market value of one Class A Share, being the difference between $10.00 per share and the average price per share, multiplied by (ii) such number of outstanding Class A Shares immediately following the Transaction (“Preferred Share Dividend Equivalent”). Thereafter, the dividend will become payable only if the average price during any subsequent year is greater than the highest average price in any preceding year in which a dividend was paid in respect of the Series A Founder Preferred Stock. Such dividend will be equal in value to 20% of the increase in the average price over the highest average price in any preceding year multiplied by the Preferred Share Dividend Equivalent. In addition, the Series A Founder Preferred Stock will also participate in any dividends on the Class A Shares on an as-converted to Class A Shares basis. In addition, commencing on and after the closing of the Transaction, where the Company pays a dividend on its Class A Shares, the Series A Founder Preferred Stock will also receive an amount equal to 20% of the dividend which would be distributable on such number of Class A Shares equal to the Preferred Share Dividend Equivalent. All such dividends on the Series A Founder Preferred Stock will be paid contemporaneously with the dividends on the Class A Shares.

On the last day of the seventh full financial year of the Company after the closing of the Transaction, the Series A Founder Preferred Stock will automatically convert into Class A Shares on a one-for-one basis. Prior to the automatic conversion, a holder of Series A Founder Preferred Stock may require some or all of such holder’s Series A Founder Preferred Stock to be converted into an equal number of Class A Shares, as adjusted. Also, in connection with the Transaction, the holders of Series A Founder Preferred Stock entered into a shareholder agreement (as defined below), pursuant to which they agreed, among other things, not to make or solicit any transfer of their Series A Founder Preferred Stock prior to December 31, 2027, subject to certain exceptions.

In accordance with ASC 718, the annual dividend amount, based on the market price of the Ordinary Shares, resulted in the dividend feature to be deemed compensatory to the Landscape founders receiving the shares and classified as a market condition award settled in shares. As the right to the annual dividend amount was triggered only upon an acquisition event, which was not considered probable until an acquisition had been consummated, the fair value of the annual dividend amount measured on the date of issuance of the Founder Preferred Stock was then recognized upon the consummation of the Transaction. The fair value of the Series A Founder Preferred Stock, $85.5 million, was measured as of its issuance date using a Monte Carlo method which took into consideration different stock price paths. Of the $85.5 million fair value of the Series A Founder Preferred Stock, approximately $69.5 million was attributed to the fair value of the annual dividend amount, which represented the excess of the fair value of the Series A Founder Preferred Stock over the price paid by the founders for these shares and was recorded as share-based compensation expense in the accompanying condensed consolidated statement of operations in the Successor period.

The following assumptions were used when calculating the issuance date fair value:

Number of securities issued	1,600,000
Ordinary Share price upon initial public offering	$10.00
Founder Preferred Share price	$10.00
Probability of winding-up	16.7%
Probability of an acquisition	83.3%
Time to an acquisition	1.5 years
Volatility (post-acquisition)	38.68%
Risk free interest rate	2.26%

Stock Dividend on Series A Founder Preferred Stock

On February 1, 2021, the Board declared a stock dividend payment of 2,474,421 Class A Shares that was paid on February 4, 2021 to the sole holder of record of all the issued and outstanding shares of Series A Founder Preferred Stock as of the close of business on February 1, 2021. Pursuant to the terms of the Series A Founder Preferred Stock, the holders became entitled to receive an annual dividend upon the Board’s declaration of such dividend and after the volume weighted average price of the Class A Common Stock was at or above $11.50 for ten consecutive trading days in 2020. The annual dividend amount, which totaled $31,391, was computed based on 20% of the increase in the market value of one Class A Share, being the difference between the average of the volume weighted average Class A Share prices of the last ten trading days of 2020 of approximately $12.69 and $10.00 per share, multiplied by the number of Class A Shares outstanding immediately following the Transaction.

Series B Founder Preferred Stock

In connection with the Transaction, the Company issued a total of 1,386,033 Series B Founder Preferred Stock, par value $0.0001 per share (“Series B Founder Preferred Stock”), to certain executive officers and were issued in tandem with LTIP Units (as defined in Note 12). Each holder of Series B Founder Preferred Stock is entitled to a number of votes equal to the number of Class A Shares and shares (“Class B Shares”) of the Company’s Class B common stock, par value $0.0001 per share (“Class B Common Stock”), respectively, into which each share of Series B Founder Preferred Stock could then be converted, on all matters on which stockholders are generally entitled to vote.

The Series B Founder Preferred Stock does not confer upon the holder thereof any right to dividends or distributions at any time, including upon the Company’s liquidation.

On the last day of the seventh full financial year of the Company after the Closing Date, i.e., December 31, 2027 (or if any such date is not a trading day, the first trading day immediately following such date), the Series B Founder Preferred Stock will automatically convert into Class B Shares on a one-for-one basis, as adjusted. A holder of Series B Founder Preferred Stock may require some or all of his Series B Founder Preferred Stock to be converted into an equal number of Class B Shares, as adjusted.

Founder Preferred Stock – Voting

For so long as TOMS Acquisition II LLC and Imperial Landscape Sponsor LLC and William Berkman, their affiliates and their permitted transferees under a shareholder agreement entered into in connection with the Transaction (the “Shareholder Agreement”) in aggregate hold 20% or more of the issued and outstanding Series A Founder Preferred Stock and Series B Founder Preferred Stock, the holders of a majority in voting power of the outstanding Founder Preferred Stock, voting or consenting together as a single class, will be entitled, at any meeting of the holders of the outstanding Founder Preferred Stock held for the election of directors or by consent in lieu of a meeting of the holders of the outstanding Founder Preferred Stock, to:

•	elect four members of the Board of Directors (the “Founder Directors”);

•	remove from office, with or without cause, any Founder Director; and

•	fill any vacancy caused by the death, resignation, disqualification, removal or other cause of any Founder Director.

Pursuant to the Shareholder Agreement, two of the Founder Directors will be appointed by holders of the Series A Founder Preferred Stock and two of the Founder Directors will be appointed by holders of the Series B Founder Preferred Stock.

Class A Common Stock

Each holder of Class A Common Stock is entitled to one vote per share on all matters before the holders of Class A Shares. Holders of Class A Shares are entitled to ratably receive dividends and other distributions in cash, stock or property of the Company when, as and if declared thereon by the Board from time to time out of assets or funds of the Company legally available. In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, the holders of Class A Shares will be entitled to receive the assets and funds of the Company available for distribution to stockholders of the Company, subject to applicable law and the rights, if any, of the holders of any outstanding series of preferred stock.

Class B Common Stock

The Class B Shares were issued to (i) the Continuing OpCo Members on the Closing Date pursuant to the Transaction and (ii) certain officers of the Company pursuant to the Company’s Long-Term Incentive Plan. Each holder is entitled to one vote per share together as a single class with Class A Common Stock. Class B Shares will be deemed to be non-economic interests. The holders of Class B Common Stock will not be entitled to receive any dividends (including cash, stock or property) in respect of their Class B Shares. In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, the holders of Class B Common Stock will not be entitled to receive any assets or funds of the Company available for distribution to stockholders of the Company, subject to applicable law and the rights, if any, of the holders of any outstanding series of Founder Preferred Stock (or other series or class of Preferred Stock of the Company that may be outstanding at such time). Class B Shares are not convertible or exchangeable for any other class of series of shares of the Company.

Concurrently with the Company’s declaration and payment of the stock dividend to the sole holder of record of all the issued and outstanding shares of Series A Founder Preferred Stock in February 2021, a rollover distribution of 197,739 Class B Common Units (described below), which are held in tandem with Class B Shares, was made to the holders of the Series A Rollover Profits Units (described below). Accordingly, the stock dividend resulted in the issuance of 197,739 shares of Class B Common Stock to these holders concurrently with the stock dividend on Series A Founder Preferred Stock.

Warrants

In connection with Landscape’s initial placement of Ordinary Shares, the Company issued 50,025,000 Warrants to the purchasers of both Ordinary Shares and Founder Preferred Stock (including the 25,000 Warrants that were issued to non-founder directors of Landscape for their fees). Each Warrant has a term of 3 years following the Transaction and now entitles a holder of a Warrant to purchase one-third of a Class A Share upon exercise. Warrants are exercisable in multiples of three for one Class A share at a price of $11.50 per whole Class A Share. The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price of a Class A Share exceed $18.00 for 10 consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrant). The Company considers the mandatory redemption provision of the Warrant to be a cancellation of the instrument given the nominal value to be paid out upon redemption. As of March 31, 2021, the total number of Warrants outstanding was 50,024,700 in respect of 16,674,900 Class A Shares.

Noncontrolling Interest

Noncontrolling interests consist of limited liability company units of APW OpCo not owned by Radius and includes the following units issued by APW OpCo and further described below: Class B Common Units, Series A Rollover Profits Units and Series B Rollover Profits Units. As of March 31, 2021, the portion of APW OpCo not owned by Radius was approximately 8.2%, representing the noncontrolling interest.

Class B Common Units

The Class B Common Units are held in tandem with Class B Shares. A member of APW OpCo may redeem the Class B Common Units for cash or Class A Shares, at the option of the Company, subject to certain terms and conditions, including the surrender (for no consideration) by the redeeming holder of the Class B Shares held in tandem with the Class B Common Units being redeemed.

Series A Rollover Profits Units

The Series A Rollover Profits Units serve to provide anti-dilution protection to Class B Common Units from dividends issued to holders of Series A Founder Preferred Stock. Concurrently with any dividend to holders of Series A Founder Preferred Stock, APW OpCo is required to distribute to holders of Series A Rollover Profits Units corresponding distributions, which shall be made in either cash or Class B Common Units to the same extent as the distribution was made to the holders of the Series A Founder Preferred Stock. The Series A Rollover Profits Units are forfeited, subject to certain exceptions and limitations, upon the earlier of (i) the date of the conversion of all of the Series A Founder Preferred Stock into Class A Shares, and (ii) the date on which there are no Series A Founder Preferred Stock outstanding. The Company’s payment of the stock dividend on the Series A Founder Preferred Stock in February 2021 resulted in a rollover distribution of 197,739 Class B Common Units to the holders of the Series A Rollover Profits Units.

Series B Rollover Profits Units

Series B Rollover Profits Units become equitized when such holders’ capital accounts maintained for federal income tax purposes exceed a predetermined threshold. Once equitized, a Series B Rollover Profits Unit is treated for all purposes as one Class B Common Unit.

12.	Stockholders’ Equity

Founder Preferred Shares

The “Founder Preferred Shares” consist of Series A Founder Preferred Shares and Series B Founder Preferred Shares.

Series A Founder Preferred Shares

In connection with Landscape raising approximately $500.0 million before expenses through its initial placement of Ordinary Shares and Warrants in November 2017, the Company issued a total of 1,600,000 Series A Founder Preferred Shares, no par value to certain founders of Landscape. Each holder of Series A Founder Preferred Shares is entitled to a number of votes equal to the number of Class A Shares into which each Series A Founder Preferred Share could then be converted, on all matters on which stockholders are generally entitled to vote. There is no restriction on the repurchase or redemption by the Company of the Series A Founder Preferred Shares.

In addition to providing long-term capital, the Series A Founder Preferred Shares were issued to have the effect of incentivizing the holders to achieve the Company’s objectives. As described below, they are structured to provide a return based on the future appreciation of the market value of the Class A Shares.

Upon the closing of the Transaction and if the average price per Class A Share for any ten consecutive trading days is at least $11.50, a holder of Series A Founder Preferred Shares will be entitled to receive, when, as and if declared by the Company’s Board of Directors (the “Board”), and payable in preference and priority to the declaration or payment of any dividends on the Class A Shares or any other junior stock, a cumulative annual dividend. Such dividend will be payable in Class A Shares or cash, in the sole discretion of the Board. In the first year in which such dividend becomes payable, such dividend will be equal in value to (i) 20% of the increase in the market value of one Class A Share, being the difference between $10.00 and the average price, multiplied by (ii) such number of outstanding Class A Shares immediately following the Transaction (“Preferred Share Dividend Equivalent”). Thereafter, the dividend will become payable only if the average price during any subsequent year is greater than the highest average price in any preceding year in which a dividend was paid in respect of the Series A Founder Preferred Shares. Such dividend will be equal in value to 20% of the increase in the average price over the highest average price in any preceding year multiplied by the Preferred Share Dividend Equivalent. In addition, the Series A Founder Preferred Shares will also participate in any dividends on the Class A Shares on an as-converted to Class A Shares basis. In addition, commencing on and after the closing of the Transaction, where the Company pays a dividend on its Class A Shares, the Series A Founder Preferred Shares will also receive an amount equal to 20% of the dividend, which would be distributable on such number of Class A Shares equal to the Preferred Share Dividend Equivalent. All such dividends on the Series A Founder Preferred Shares will be paid contemporaneously with the dividends on the Class A Shares.

On the last day of the seventh full financial year of the Company after the closing of the Transaction, the Series A Founder Preferred Shares will automatically convert into Class A Shares on a one-for-one basis. Prior to the automatic conversion, a holder of Series A Founder Preferred Shares may require some or all of such holder’s Series A Founder Preferred Shares to be converted into an equal number of Class A Shares, as adjusted. Also, in connection with the Transaction, the holders of Series A Founder Preferred entered into a shareholder agreement (as defined below), pursuant to which they agreed, among other things, not to make or solicit any transfer of their Series A Founder Preferred Shares prior to December 31, 2027, subject to certain exceptions.

In accordance with ASC 718, the annual dividend amount, based on the market price of the Ordinary Shares, resulted in the dividend feature to be deemed compensatory to the Landscape founders receiving the shares and classified as a market condition award settled in shares. As the right to the annual dividend amount was triggered only upon an acquisition event, which was not considered probable until an acquisition had been consummated, the fair value of the annual dividend amount measured on the date of issuance of the Founder Preferred Shares was then recognized upon the consummation of the Transaction. The fair value of the Series A Founder Preferred Shares, $85.5 million, was measured as of its issuance date using a Monte Carlo method which took into consideration different stock price paths. Of the $85.5 million fair value of the Series A Founder Preferred Shares, approximately $69.5 million was attributed to the fair value of the annual dividend amount, which represented the excess of the fair value of the Series A Founder Preferred Shares over the price paid by the founders for these shares and was recorded as share-based compensation expense in the accompanying consolidated statement of operations in the Successor period.

The following assumptions were used when calculating the issuance date fair value:

Number of securities issued	1,600,000
Ordinary Share price upon initial public offering	$10.00
Founder Preferred Share price	$10.00
Probability of winding-up	16.7%
Probability of an acquisition	83.3%
Time to an acquisition	1.5 years
Volatility (post-acquisition)	38.68%
Risk free interest rate	2.26%

On February 1, 2021, the Board declared a stock dividend payment of 2,474,421 Class A Shares that was paid on February 4, 2021 to the sole holder of record of all the issued and outstanding shares of Series A Founder Preferred Stock as of the close of business on February 1, 2021. Pursuant to the terms of the Series A Founder Preferred Stock, the holders became entitled to receive an annual dividend upon the Board’s declaration of such dividend and after the volume weighted average price of the Class A Common Stock was at or above $11.50 for ten consecutive trading days in 2020. The annual dividend amount, which totaled $31.4 million, was computed based on 20% of the increase in the market value of one Class A Share, being the difference between the average of the volume weighted average Class A share prices of the last ten trading days of 2020 and $10.00, multiplied by the number of Class A Shares outstanding immediately following the Transaction.

Series B Founder Preferred Shares

In connection with the Transaction, the Company issued a total of 1,386,033 Series B Founder Preferred Shares to certain executive officers and were issued in tandem with LTIP Units (see Note 13). Each holder of Series B Founder Preferred Shares is entitled to a number of votes equal to the number of Class A and Class B Shares, respectively, into which each Series B Founder Preferred Share could then be converted, on all matters on which stockholders are generally entitled to vote.

The Series B Founder Preferred Shares do not confer upon the holder thereof any right to dividends or distributions at any time, including upon the Company’s liquidation.

On the last day of the seventh full financial year of the Company after the Closing Date (i.e., December 31, 2027) or if any such date is not a trading day, the first trading day immediately following such date, the Series B Founder Preferred Shares will automatically convert into Class B Shares on a one-for-one basis, as adjusted. A holder of Series B Founder Preferred Shares may require some or all of his Series B Founder Preferred Shares to be converted into an equal number of Class B Shares, as adjusted.

Founder Preferred Shares – Voting

For so long as TOMS Acquisition II LLC and Imperial Landscape Sponsor LLC and William Berkman, their affiliates and their permitted transferees under a shareholder agreement entered into in connection with the Transaction (the “Shareholder Agreement”) in aggregate hold 20% or more of the issued and outstanding Series A Founder Preferred Shares and Series B Founder Preferred Shares, the holders of a majority in voting power of the outstanding Founder Preferred Shares, voting or consenting together as a single class, will be entitled, at any meeting of the holders of the outstanding Founder Preferred Shares held for the election of directors or by consent in lieu of a meeting of the holders of the outstanding Founder Preferred Shares, to:

•	elect four members of the Board of Directors (the “Founder Directors”);

•	remove from office, with or without cause, any Founder Director; and

•	fill any vacancy caused by the death, resignation, disqualification, removal or other cause of any Founder Director.

Pursuant to the Shareholder Agreement, two of the Founder Directors will be appointed by holders of the Series A Founder Preferred Shares and two of the Founder Directors will be appointed by holders of the Series B Founder Preferred Shares.

Class A Common Shares

As of December 31, 2020, the Company had outstanding 58,425,000 Class A Common Shares, par value $0.0001 per share, comprised of (i) 48,425,000 common shares issued in connection with Landscape’s initial placement of Ordinary Shares and Warrants and (ii) 10,000,000 common shares issued pursuant to the Centerbridge Subscription Agreement. Each holder is entitled to one vote per share on all matters before the holders of Class A Shares. Holders of Class A Shares are entitled to ratably receive dividends and other distributions in cash, stock or property of the Company when, as and if declared thereon by the Board from time to time out of assets or funds of the Company legally available. In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, the holders of Class A Shares will be entitled to receive the assets and funds of the Company available for distribution to stockholders of the Company, subject to applicable law and the rights, if any, of the holders of any outstanding series of preferred shares.

Class B Shares

As of December 31, 2020, the Company had outstanding 11,414,030 Class B Shares, all of which were issued to (i) the Continuing OpCo Members on the Closing Date pursuant to the Transaction and (ii) certain officers of the Company pursuant to the Company’s Long-Term Incentive Plan. Each holder is entitled to one vote per share together as a single class with Class A Shares. Class B Shares are deemed to be non-economic interests. The holders of Class B Shares will not be entitled to receive any dividends (including cash, stock or property) in respect of their Class B Shares. In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, the holders of Class B Shares will not be entitled to receive any assets or funds of the Company available for distribution to stockholders of the Company, subject to applicable law and the rights, if any, of the holders of any outstanding series of Founder Preferred Shares (or other series or class of preferred shares of the Company that may be outstanding at such time). Class B Shares are not convertible or exchangeable for any other class of series of shares of the Company.

Warrants

In connection with Landscape’s initial placement of Ordinary Shares, the Company issued 50,025,000 warrants to the purchasers of both Ordinary Shares and Founder Preferred Shares (including the 25,000 warrants that were issued to non-founder directors of Landscape for their fees). Each warrant has a term of 3 years following the Transaction and now entitles a holder of a Warrant to purchase one-third of a Class A Share upon exercise. Warrants are exercisable in multiples of three for one Class A share at a price of $11.50 per whole Class A Share. The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price of a Class A Share exceed $18.00 for 10 consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrant). The Company considers the mandatory redemption provision of the Warrant to be a cancellation of the instrument given the nominal value to be paid out upon redemption.

Noncontrolling Interest

Noncontrolling interests consist of limited liability company units of APW OpCo not owned by Radius and includes the following units issued by APW OpCo and further described below: Class B Common Units, Series A Rollover Profits Units and Series B Rollover Profits Units. As of December 31, 2020, the portion of APW OpCo not owned by Radius was 8.2%, representing the noncontrolling interest.

Class B Common Units

As of December 31, 2020, 5,389,030 Class B Common Units were outstanding. The Class B Common Units are held in tandem with Class B Shares. Beginning 180 days after the Closing Date, a member of APW OpCo may redeem the Class B Common Units for cash or Class A Shares, at the option of the Company, subject to certain terms and conditions, including the surrender (for no consideration) by the redeeming holder of the Class B Shares held in tandem with the Class B Common Units being redeemed.

Series A Rollover Profits Units

As of December 31, 2020, 5,389,030 Series A Rollover Profits Units were outstanding. The Series A Rollover Profits Units serve to provide anti-dilution protection to Class B Common Units from dividends issued to holders of Series A Founder Preferred Shares. Concurrently with any dividend to holders of Series A Founder Preferred Share, APW OpCo is required to distribute to holders of Series A Rollover Profits Units corresponding distributions, which shall be made in either cash or Class B Common Units to the same extent as the distribution was made to the holders of the Series A Founder Preferred Shares. The Series A Rollover Profits Units are forfeited, subject to certain exceptions and limitations, upon the earlier of (i) the date of the conversion of all of the Series A Founder Preferred Shares into Class A Shares, and (ii) the date on which there are no Series A Founder Preferred Shares outstanding. Concurrently with the Company’s declaration and payment of the stock dividend to the sole holder of record of all the issued and outstanding shares of Series A Founder Preferred Stock in February 2021, a rollover distribution of 197,739 Class B Common Units was made to the holders of the Series A Rollover Profits Units.

Series B Rollover Profits Units

As of December 31, 2020, 625,000 Series B Rollover Profits Units were outstanding. Series B Rollover Profits Units become equitized when such holders’ capital accounts maintained for federal income tax purposes exceed a predetermined threshold. Once equitized, a Series B Rollover Profits Unit is treated for all purposes as one Class B Common Unit.